Finance Receivables - Components of Finance Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]
Receivables [Abstract]
Finance receivables, gross	€ 893.7	€ 225.1
Unearned interest	(7.5)	(6.6)
Finance receivables, net	886.2	218.5	[2]
Current portion of finance receivables, gross	613.3	62.1
Current portion of unearned interest	(2.2)	(3.0)
Non-current portion of finance receivables, net	€ 275.1	€ 159.4	[3]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.